Prospectus Supplement

January 16, 2013

The Universal Institutional Funds, Inc.

Supplement dated January 16, 2013 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2012 of:

Core Plus Fixed Income Portfolio
(the "Portfolio")
(Class I)

Jaidip Singh no longer manages the Portfolio. As a result, all references to Mr. Singh are hereby deleted from the Prospectus. Effective immediately, Divya Chhibba has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Adviser—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Divya Chhibba	Vice President	January 2013
Neil Stone	Managing Director	January 2011

***

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Divya Chhibba, a Vice President of the Adviser, and Neil Stone, a Managing Director of the Adviser.

Ms. Chhibba has been associated with the Adviser in an investment management capacity since 2005. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Ms. Chhibba and Mr. Stone are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio

Please retain this supplement for future reference.

Prospectus Supplement

January 16, 2013

The Universal Institutional Funds, Inc.

Supplement dated January 16, 2013 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2012 of:

Core Plus Fixed Income Portfolio
(the "Portfolio")
(Class II)

Jaidip Singh no longer manages the Portfolio. As a result, all references to Mr. Singh are hereby deleted from the Prospectus. Effective immediately, Divya Chhibba has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Adviser—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Divya Chhibba	Vice President	January 2013
Neil Stone	Managing Director	January 2011

***

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Divya Chhibba, a Vice President of the Adviser, and Neil Stone, a Managing Director of the Adviser.

Ms. Chhibba has been associated with the Adviser in an investment management capacity since 2005. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Ms. Chhibba and Mr. Stone are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio

Please retain this supplement for future reference.

Statement of Additional Information Supplement

January 16, 2013

The Universal Institutional Funds, Inc.

Supplement dated January 16, 2013 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2012 of:

Core Plus Fixed Income Portfolio
(the "Portfolio")

Jaidip Singh no longer manages the Portfolio. As a result, all references to Mr. Singh are hereby deleted from the Statement of Additional Information ("SAI"). Effective immediately, Divya Chhibba has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the SAI is revised as follows:

With respect to the Portfolio, the section of the SAI entitled "Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Core Fixed Income Portfolio and Core Plus Fixed Income Portfolio
Divya Chhibba*	2	$1.2 billion	0	$0	1		$313.2 million
Neil Stone	7	$785.8 million	0	$0	61	(1)	$12.5 billion(1)

*  As of November 30, 2012.

(1)  Of these other accounts, one account with a total of approximately $734.2 million in assets, had performance-based fees.

Divya Chhibba—None†
Neil Stone—None*

†  As of November 30, 2012.

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Please retain this supplement for future reference.